Notes to the Consolidated Statements of Financial Position - Schedule of Right-of-Use Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net book value
Net book value	€ 758,367	€ 1,071,666
Building [Member]
Net book value
Net book value	679,622	1,028,098
Cars [Member]
Net book value
Net book value	78,745	43,568
Cost [Member]
Cost
Balance, beginning	2,835,252	2,704,472
Additions	68,604	140,129
Disposals
Exchange differences	20,101	(9,349)
Balance, ending	2,923,957	2,835,252
Cost [Member] | Building [Member]
Cost
Balance, beginning	2,661,118	2,579,342
Additions		91,125
Disposals
Exchange differences	20,101	(9,349)
Balance, ending	2,681,219	2,661,118
Cost [Member] | Cars [Member]
Cost
Balance, beginning	174,134	125,130
Additions	68,604	49,004
Disposals
Exchange differences
Balance, ending	242,738	174,134
Accumulated depreciation [Member]
Cost
Balance, beginning	(1,763,586)	(1,392,664)
Disposals
Exchange differences	(15,151)	7,003
Balance, ending	(2,165,590)	(1,763,586)
Accumulated depreciation
Depreciation charge for the year	(386,852)	(377,925)
Accumulated depreciation [Member] | Building [Member]
Cost
Balance, beginning	(1,633,020)	(1,286,625)
Disposals
Exchange differences	(15,151)	7,003
Balance, ending	(2,001,597)	(1,633,020)
Accumulated depreciation
Depreciation charge for the year	(353,426)	(353,398)
Accumulated depreciation [Member] | Cars [Member]
Cost
Balance, beginning	(130,566)	(106,039)
Disposals
Exchange differences	0
Balance, ending	(163,993)	(130,566)
Accumulated depreciation
Depreciation charge for the year	€ (33,427)	€ (24,527)